DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Gain (Loss) from discontinued operations
Revenue	$ 2,860,798	$ 2,897,150
Cost of sales	(983,124)	(1,116,228)
Selling, general and administrative expenses	(1,159,478)	(1,053,656)
Discontinued Operations [Member] | Red Rock [Member]
Gain (Loss) from discontinued operations
Revenue	0	43,844
Cost of sales	0	(19,474)
Selling, general and administrative expenses	0	(1,881)
Interest expense of Red Rock Investor Note	0	(16,622)
Loss on divestiture of AHI subsidiary	0	(2,593)
Gain no change in estimate	0	(4,474)
Loss from discontinued operations	$ 0	$ (19,215)